SUPPLEMENT

Dated March 29, 2010

to the Currently Effective

Class IA and Class IB Shares Prospectuses

Each dated May 1, 2009

For Hartford HLS Funds (collectively the “Prospectuses”)

The above referenced Prospectuses are revised as follows:

Hartford SmallCap Value HLS Fund

Effective immediately, William H. DeRoche and Chuck Martin, of SSgA Fund Management, Inc. (“SSgA FM”), will no longer serve as portfolio managers of Hartford SmallCap Value HLS Fund.  The portion of the fund allocated to SSgA FM will be managed by the U.S. Enhanced Equity Team with portfolio managers John O’Connell and Scott P. Conlon having day-to-day management responsibility.

Accordingly, the following changes will be made to the Prospectuses effective immediately.

Under the heading “Hartford SmallCap Value HLS Fund — Portfolio Management — SSgA Funds Management, Inc.” the disclosure is deleted and replaced with the following:

Scott P. Conlon, CFA, Principal of SSgA FM and a member of SSgA’s Global Enhanced Equities group. Mr. Conlon is responsible for research, portfolio management, product development and positioning across multiple investment strategies within this group. Prior to joining SSgA, Mr. Conlon worked for Merrill Lynch Investment Managers in the institutional short-term fixed income group. Mr. Conlon has worked in the investment management industry since 1999.

John O’Connell, Principal of SSgA FM and a Portfolio Manager in SSgA’s Global Enhanced Equity Group. Mr. O’Connell joined this group in April 2000. Prior to this, Mr. O’Connell worked as an Investment Associate in the Global Structured Products Group.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 29, 2010 TO THE

AMENDED AND RESTATED
COMBINED STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

FOR THE HARTFORD HLS FUNDS

DATED OCTOBER 1, 2009

The SAI is revised as follows:

Hartford SmallCap Value HLS Fund

Effective immediately, William H. DeRoche and Chuck Martin, will no longer serve as portfolio managers of the portion of Hartford SmallCap Value HLS Fund (the “Fund”) allocated to SSgA Fund Management, Inc. (“SSgA FM”).  Accordingly, all references to Mr. DeRoche and Mr. Martin in the SAI are deleted effective immediately.

The portion of the Fund allocated to SSgA FM will be managed by the U.S. Enhanced Equity Team with portfolio managers John O’Connell and Scott P. Conlon having day-to-day management responsibility.

Accordingly, the following changes are being made to the SAI:

1.     In the section entitled “Portfolio Managers — Other Accounts Sub-advised by SSgA FM Portfolio Managers” the disclosure pertaining to William H. DeRoche and Chuck Martin is deleted and replaced with the following:

The following table lists the number and types of other accounts managed by the SSgA FM portfolio managers and assets under management in those accounts as of December 31, 2009:

PORTFOLIO MANAGER*	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in Billions)	POOLED ACCOUNTS	ASSETS MANAGED (in Billions)	OTHER ACCOUNTS	ASSETS MANAGED (in Billions)
Scott P. Conlon, CFA	3	$0.15	23	$5.76	35	$11.52
John O’Connell	3	$0.15	23	$5.76	35	$11.52

*                 The following table lists the number and types of other accounts managed by the U.S. Enhanced Equity Team and assets under management in those accounts.  Enhanced assets are managed on a team basis.  This table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.  The advisory fee for 15 of these pooled accounts and 11 of these other accounts is based upon performance.

2.               In the section entitled “Portfolio Managers of the Funds — Equity Securities Beneficially owned by SSgA FM’s Portfolio Managers” the disclosure pertaining to William H. DeRoche and Chuck Martin is deleted and the information for Mr. Conlon and Mr. O’Connell is added as follows:

Portfolio Manager	HLS Fund(s) Sub-advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Scott P. Conlon	SmallCap Value HLS Fund	None*
John O’Connell	SmallCap Value HLS Fund	None*

* Information is as of February 28, 2010

This Supplement should be retained with your SAI for future reference